Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Accounts Payable And Accrued Liabilities
	December 31,	December 31,
	2022	2021
Accrued liabilities related to:
Consultants and professional fees	$533,863	$203,732
Payroll	397,500	79,544
Board of director’s fees	162,500	-
Expenses owed to an executive officer (Note 24)	-	11,467
Vacation accrued	62,413	102,536
	1,156,276	397,279
Trade payables and other	119,960	103,346
	1,276,236	500,625